13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 03/31/2001
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: March 31, 2002

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, December 31, 2001

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 47
From 13F Information Table Value Total (USD): 133,652,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

Abbott Labs            COM     002824100    1228     23350 SH         Sole
AFLAC Inc.             COM     001055102    3367    114125 SH         Sole
American Express       COM     025816109   11438    279250 SH         Sole
American Int'l Group   COM     026874107   19773    274086 SH         Sole
Americredit Corp	     COM     03060R101    1529     40250 SH         Sole
Aon Corp               COM     037389103    1367     39060 SH         Sole
Automatic Data Proc.   COM     053015103    4478     76851 SH         Sole
Berkshire Hathaway     COM     084670991    2062        29 SH         Sole
Berkshire Hathaway B   COM     084670207   10120      4272 SH         Sole
Boeing		     COM     097023105     254      5270 SH         Sole
Chevron-Texaco Corp.   COM     166751107     339      3758 SH         Sole
CitiGroup Inc          COM     172967101    2772     55979 SH         Sole
Coca-Cola              COM     191216100    2752     52665 SH         Sole
Colgate Palmolive      COM     194162103    2223     38892 SH         Sole
Conseco Inc            COM     208464107    3043    840665 SH         Sole
Disney                 COM     254687106    2306     99927 SH         Sole
Dupont                 COM     263534109     231     54896 SH         Sole
Emerson Electric       COM     291011104    1640     28581 SH         Sole
Exxon Mobil Corp       COM     302290101    2374     54161 SH         Sole
Fannie Mae             COM     313586109    7260     90883 SH         Sole
Freddie Mac            COM     313400301    1407     22210 SH         Sole
General Electric       COM     369604103   13407    357985 SH         Sole
General Motors H       COM     370442832     252     15312 SH         Sole
Gillette               COM     375766102    2127     62535 SH         Sole
Home Depot             COM     437076102    1694     34844 SH         Sole
Honeywell Intl.        COM     438516106    1095     28605 SH         Sole
Intl. Speedway CL A    COM     460335201	  1149     25150 SH         Sole
J.P. Morgan Chase & Co.COM     616880100     972     27259 SH         Sole
Jefferson-Pilot Corp   COM     475070108    2162     43175 SH         Sole
Johnson & Johnson      COM     478160104    2416     37199 SH         Sole
Merck                  COM     589331107     404      7017 SH         Sole
Microsoft              COM     594918104     207      3435 SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     255      4600 SH         Sole
Pepsico Inc.           COM     713448108    1144     22220 SH         Sole
Pfizer                 COM     717081103    7886    198452 SH         Sole
Procter & Gamble       COM     742718109    1414     15692 SH         Sole
Royal Dutch Petroleum  COM     780257804     420      7730 SH         Sole
SBC Communications     COM     78387G103     251      6704 SH         Sole
Schering-Plough        COM     806605101     487     15573 SH         Sole
USA Education          COM     78442A109    5547     56722 SH         Sole
United Technologies    COM     913017109     361      4860 SH         Sole
Verizon Communications COM     92343V104     239      5232 SH         Sole
Wachovia               COM     929903102     210      5663 SH         Sole
Washington Post        COM     939640108     753      1240 SH         Sole
Watson Wyatt & Co.     COM     942712100     390     14250 SH         Sole
Wells Fargo & Co.      COM     949746101     749     15167 SH         Sole
Wesco Financial        COM     950817106    2066      6610 SH         Sole
Wyeth(Amer. Home Prod) COM     026609107     735     11190 SH         Sole